Description of Business, Basis of Presentation and Summary of Significant Accounting Policies - Summary of balance sheet information related to cash, cash equivalents and restricted cash (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Balance Sheet Information Related To Cash, Cash Equivalents And Restricted Cash [Line item]
Cash and cash equivalents	$ 53,486	$ 71,212
Restricted cash	1,524	31,313
Total cash, cash equivalents and restricted cash	$ 55,010	$ 102,525	$ 78,462	$ 44,456